Revolving Loan/Credit Agreements	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Revolving Loan/Credit Agreements
Revolving Loan/Credit Agreements
Note 5:                      Revolving Loan/Credit Agreements

proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders") for $126,000,000 senior secured debt, consisting of a $111,000,000 construction loan and a $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 3.65% for each advance under the Credit Agreement.  On August 1, 2009, the loan was segmented into an amortizing term facility of $101,000,000, a term revolver of $10,000,000 and a revolving working capital term facility of $15,000,000.    The Credit Agreement requires compliance with certain financial and nonfinancial covenants.  As of June 30, 2011, the Company is in compliance with all required covenants. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The term credit facility of $101,000,000 requires monthly principal payments which began on March 1, 2010.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the $15,000,000 revolving working capital facility agreement matures on March 31, 2012. Any borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory.  As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.    There were no outstanding letters of credit as of June 30, 2011.

As of June 30, 2011 and September 30, 2010, the outstanding balance under the Credit Agreement was $105,271,901 and $114,616,721 respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the Fiscal 2010, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $4,000,000 for Fiscal 2010 is due and payable in four equal installments in Fiscal 2011.  Under the terms of the Credit Agreement, the remaining balance of the excess cash flow (included in the outstanding balance listed above) at June 30, 2011 was $1,000,000, to be paid on September 30, 2011. The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company also agreed to pay, beginning at the end of the Fiscal 2011, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.

Note 5:                      Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") for $126,000,000 senior secured debt, consisting of a $111,000,000 construction loan and a $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 3.65% for each advance under the Credit Agreement.  On August 1, 2009 the loan was segmented into an amortizing term facility of $101,000,000, a term revolver of $10,000,000 and a revolving working capital term facility of $15,000,000.  On September 1, 2009, the Company elected to convert 50% of the term note into a fixed rate loan at the lender's bonds rate plus 3.25%, with a 5% floor.  The portion of the term loan not fixed and the term revolving line of credit accrues interest equal to LIBOR plus 3.45%, with a 5% floor.  The Credit Agreement requires the maintenance of certain financial and nonfinancial covenants.  Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The term credit facility of $101,000,000 beginning on March 1, 2010, requires monthly principal payments.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the $15,000,000 revolving working capital facility agreement matures on March 31, 2011 and borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory.  As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.  Two letters of credit are outstanding under this provision as of September 30, 2010, in favor of MidAmerica Energy Company ("MidAm"), in the amount of $2,000,000 and in favor of the Iowa Department of Economic Development (IDED), in the amount of $300,000.

As of September 30, 2010 and September 30, 2009, the outstanding balance under the Credit Agreement was approximately $114,617,000 and $111,273,000, respectively.  In addition to all other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the September 30, 2010 fiscal year, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  There was no excess cash flow due at September 30, 2010.

The Term Note due to ICM is subordinated to the Credit Agreement.  Principal and interest may be paid only after payment in full of all amounts due under the Credit Agreement.  Extension of the Term Note, in the approximate principal amount of $9,969,816, resulted in reduction of the Bridge Loan principal and the ICM letter of credit fees in a corresponding amount.

The Term Note due to Holdings is subordinated to the Credit Agreement.  Principal and interest may be paid only after payment in full of all amounts due under the Credit Agreement.  Extension of the Term Note, in the approximate principal amount of $27,100,000, resulted in reduction of the Bridge Loan principal in a corresponding amount.

In addition, the Company entered into the Revolving Note with Holdings, with a two-year maturity, providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note while amounts exceeding $3,750,000 may be advanced by Holdings at its discretion.  The Company is required to draw the maximum amount available under the AgStar Credit Agreement to pay any outstanding advances under the Holdings Revolving Note.

While repayment of the Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as the Company is in compliance with its borrowing base covenant and there is not a payment default under the AgStar Credit Agreement.